Financial Assets and Financial Liabilities - Summary Of Details Of The Maturities, By Year, Of The Principals And Interest (Detail) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Financial Assets And Liabilities [Abstract]
2025		€ 139,103
2026	€ 109,902	33,962
2027	32,893	21,546
2028	18,772	13,814
2029	3,595	3,356
2030	549
More than five years	2,401	2,554
Total	€ 168,112	€ 214,335